UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement.
				   [  ]  adds new holding entries.

Institutional Investment Manger Filing this Report:

Name: 	Regal Asset Management Corporation
	8201 Preston Road
	Suite 400
	Dallas, TX   75225

13F File Number: 28-3090

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Jay Thompson
Title:	Chief Operating Officer
Phone:	(214) 890-8808
Signature, Place, and Date of Signing:

Joseph W. Thompson, 	Dallas, Texas, 	February 7, 1999.

Report Type  (Check only one.):

[X]	13F HOLDINGS REPORT

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:	None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$24,432,000

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FORM 13F INFORMATION TABLE
                       TITLE OF               VALUE     SHARES /    SH /     PUT /   INVSTMT  OTHER             VOTING AUTHORITY
    NAME OF ISSUER      CLASS      CUSIP     (x$1000)   PRN AMT      PRN     CALL    DSCRETN MANAGERS     SOLE  SHARED  NONE
ACE COMM Corp          CS         004404109        436      20,050   SH               SOLE                20,050
Ace Ltd                CS         G0070K103        210      55,000   SH               SOLE                55,000
Advanced Energy IndustrCS         007973100        660      27,500   SH               SOLE                27,500
Boeing Co              CS         097023105        210      14,000   SH               SOLE                14,000
Bank of America Corp   CS         060505104        675      10,000   SH               SOLE                10,000
BostonFed Bancorp Inc  CS          101178101       590      13,400   SH               SOLE                13,400
Corsair Communications CS          220406102       360      20,000   SH               SOLE                20,000
Coca Cola Enterprises ICS          191219104       276       6,700   SH               SOLE                 6,700
Candela Corp           CS          136907102       268      10,000   SH               SOLE                10,000
Chase Manhattan Corp   CS         16161A108        317      30,000   SH               SOLE                30,000
Direct Focus Inc       CS          254931108       302      11,249   SH               SOLE                11,249
Diodes Inc             CS          254543101       430      42,500   SH               SOLE                42,500
Embrex Inc             PUT         290817105       251         670   SH               SOLE                   670
Esco Electronics Corp  CS          269030201       917      -6,500   SH               SOLE                -6,500
First Australia Prime ICS          318653102       491      30,000   SH               SOLE                30,000
General Motors         CS          370442832       656      50,000   SH               SOLE                50,000
Quantum Corp- Hard DiskCS          747906303       735     120,000   SH               SOLE               120,000
Hartford Financial ServCS          416515104       438      25,000   SH               SOLE                25,000
Hartford Life Inc      CS          416592103       414      30,000   SH               SOLE                30,000
Herley Industries Inc  CS          427398102       844      50,000   SH               SOLE                50,000
In Focus Systems Inc   144A        452919103       532      22,500   SH               SOLE                22,500
Innodata Corp          CS          457642205       320      10,000   SH               SOLE                10,000
Inprise Corp           CS         45766C102        389      26,500   SH               SOLE                26,500
inTest Corp            CS          461147100       325      65,000   SH               SOLE                65,000
Jacksonville Savings anCS          469248108       357      39,100   SH               SOLE                39,100
Keycorp                CS          493267108       322      35,050   SH               SOLE                35,050
Kensey Nash Corp       CS          490057106       678      48,000   SH               SOLE                48,000
Eli Lilly and Company  CS          532457108     3,415      28,140   SH               SOLE                28,140
Manatron Inc           CS          562048108       271         282   SH               SOLE                   282
McKesson HBOC Inc      PUT        58155Q103        280      40,000   SH               SOLE                40,000
Medco Research Inc     CS          584059109       322      50,000   SH               SOLE                50,000
Merck and Company Inc  CS          589331107       658      20,000   SH               SOLE                20,000
Optical Cable Corp     CS          683827109       664      42,500   SH               SOLE                42,500
Ontrack Data InternatioCS          683372106       960      15,000   SH               SOLE                15,000
PC Connection Inc      CS         69318J100        263      50,000   SH               SOLE                50,000
Potash Corp of SaskatchCS         73755L107        748      30,000   SH               SOLE                30,000
REMEC Inc              CS          759543101       324       5,000   SH               SOLE                 5,000
Rush Enterprises Inc   CS          781846100       350      33,500   SH               SOLE                33,500
SPDR  S&P Dep Rcpt TradCS         78462F103        794      50,000   SH               SOLE                50,000
Thor Industries Inc    CS          885160101       260      10,050   SH               SOLE                10,050
Taiwan Semiconductor Ma144A        874039100       578      26,800   SH               SOLE                26,800
Unisys Corp            CS          909214108       348      10,000   SH               SOLE                10,000
VDI MultiMedia         CS          917916108       279      20,000   SH               SOLE                20,000
Verity Inc             CS         92343C106        529      35,000   SH               SOLE                35,000
Washington Mutual      CS          939322103       333      27,500   SH               SOLE                27,500
Excel Technology Inc   CS         30067T103        654      15,000   SH               SOLE                15,000

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